Stock Options and Restricted Shares (Details) $ / shares in Units, $ in Thousands				12 Months Ended
	Jan. 04, 2021 $ / shares	Jun. 20, 2020 shares	Aug. 08, 2019	Mar. 31, 2023 USD ($) $ / shares shares	Mar. 31, 2022 USD ($) $ / shares shares	Mar. 31, 2021 USD ($) $ / shares shares	Mar. 31, 2020 $ / shares shares
Stock Options and Restricted Shares (Details) [Line Items]
Exercisable period of options granted				1 year 4 months 9 days	2 years 4 months 9 days
Stock options and restricted shares, description						The number of restricted shares to be vested will be based on the aggregate amount of qualified revenues brought by the consultants to the Group during the 3-year vesting period from January 4, 2021 to January 4, 2024.
Restricted price per share | $ / shares				$ 1.97
Stock option granted						40,000	410,000
Number of directors		2
Restricted share issued		500,000
Stock option price per share | $ / shares						$ 0.66	$ 0.33
Aggregate intrinsic values | $				$ 16	$ 298
Common Stock Exercise Price | $ / shares				$ 2.04	$ 2.82
Employees restricted shares							175,000
Weighted-average period				1 year 4 months 9 days	2 years 4 months 9 days	3 years 4 months 9 days
Board of Director [Member]
Stock Options and Restricted Shares (Details) [Line Items]
Stock option granted		40,000
Option Plan 2010 [Member]
Stock Options and Restricted Shares (Details) [Line Items]
Exercisable period of options granted				5 years
Stock issued during period, shares, restricted stock				600,000
Stock options and restricted shares, description	On January 4, 2021, the Board of Directors granted awards for a total of 15,000 restricted shares at share price $4.12 to three consultants (5,000 restricted shares to each consultant) based in Germany under the 2020 Option Plan. The number of restricted shares to be vested will be based on the aggregate amount of qualified revenues brought by the consultants to the Group during the 3-year vesting period from January 4, 2021 to January 4, 2024.		the Board of Directors of the Company granted awards for a total of 585,000 shares of stock options and restricted shares under the Company’s 2010 Option Plan. The awards consisted of 160,000 non-qualified share options to 20 key employees, 250,000 non-qualified share options to 7 directors of the Company, including 60,000 options to the Company’s Chief Executive Officer and Chairman of the Board, and 175,000 restricted shares to 12 managers and key employees.
Repurchase the restricted, description							The restricted shares will vest in five years. In the event that any recipient’s employment with the Group is terminated before August 8, 2024, the Company will have the right to repurchase the restricted shares at a price of $0.01 per share.
Compensation expense | $					$ 89	$ 73
Unrecognized compensation cost | $					$ 198	$ 287
Restricted Stock [Member]
Stock Options and Restricted Shares (Details) [Line Items]
Exercisable period of options granted				5 years
Restricted price per share | $ / shares				$ 0.01
Repurchase of restricted shares				190,000	190,000	190,000
Price per share | $ / shares				$ 0.01	$ 0.01	$ 0.01
Option Plan 2020 [Member]
Stock Options and Restricted Shares (Details) [Line Items]
Exercisable period of options granted		5 years
Restricted share issued						15,000
Stock option price per share | $ / shares	$ 4.12
Compensation expense | $				$ 89
Unrecognized compensation cost | $				$ 109